Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class,
and Service Class 2
Growth Stock Portfolio
April 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund III has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio pursuant to which VIP Growth Stock Portfolio would be reorganized on a tax-free basis with and into VIP Growth Opportunities Portfolio.

As a result of the proposed Reorganization, shareholders of Initial Class, Service Class, and Service Class 2 of VIP Growth Stock Portfolio would receive, respectively, Initial Class, Service Class, and Service Class 2 shares of VIP Growth Opportunities Portfolio.

The Agreement provides for the transfer of all of the assets of VIP Growth Stock Portfolio in exchange for corresponding shares of VIP Growth Opportunities Portfolio equal in value to the net assets of VIP Growth Stock Portfolio and the assumption by VIP Growth Opportunities Portfolio of all of the liabilities of VIP Growth Stock Portfolio. After the exchange, VIP Growth Stock Portfolio will distribute the VIP Growth Opportunities Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Stock Portfolio. As a result, shareholders of VIP Growth Stock Portfolio will become shareholders of VIP Growth Opportunities Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Stock Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Stock Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for VIP Growth Opportunities Portfolio, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

VGRS-14-01  September 30, 2014
1.798014.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Stock Portfolio
April 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund III has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio pursuant to which VIP Growth Stock Portfolio would be reorganized on a tax-free basis with and into VIP Growth Opportunities Portfolio.

As a result of the proposed Reorganization, shareholders of Investor Class of VIP Growth Stock Portfolio would receive Investor Class shares of VIP Growth Opportunities Portfolio.

The Agreement provides for the transfer of all of the assets of VIP Growth Stock Portfolio in exchange for corresponding shares of VIP Growth Opportunities Portfolio equal in value to the net assets of VIP Growth Stock Portfolio and the assumption by VIP Growth Opportunities Portfolio of all of the liabilities of VIP Growth Stock Portfolio. After the exchange, VIP Growth Stock Portfolio will distribute the VIP Growth Opportunities Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Stock Portfolio. As a result, shareholders of VIP Growth Stock Portfolio will become shareholders of VIP Growth Opportunities Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Stock Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Stock Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for VIP Growth Opportunities Portfolio, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

VIPGR-INV-14-01  September 30, 2014
1.918621.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Value Leaders Portfolio
April 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between VIP Value Leaders Portfolio and VIP Value Portfolio pursuant to which VIP Value Leaders Portfolio would be reorganized on a tax-free basis with and into VIP Value Portfolio.

As a result of the proposed Reorganization, shareholders of Initial Class, Service Class, and Service Class 2 of VIP Value Leaders Portfolio would receive, respectively, Initial Class, Service Class, and Service Class 2 shares of VIP Value Portfolio.

The Agreement provides for the transfer of all of the assets of VIP Value Leaders Portfolio in exchange for corresponding shares of VIP Value Portfolio equal in value to the net assets of VIP Value Leaders Portfolio and the assumption by VIP Value Portfolio of all of the liabilities of VIP Value Leaders Portfolio. After the exchange, VIP Value Leaders Portfolio will distribute the VIP Value Portfolio shares to its shareholders pro rata, in liquidation of VIP Value Leaders Portfolio. As a result, shareholders of VIP Value Leaders Portfolio will become shareholders of VIP Value Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Value Leaders Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Value Leaders Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for VIP Value Portfolio, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

VVL-14-01  September 30, 2014
1.798016.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Value Leaders Portfolio
April 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between VIP Value Leaders Portfolio and VIP Value Portfolio pursuant to which VIP Value Leaders Portfolio would be reorganized on a tax-free basis with and into VIP Value Portfolio.

As a result of the proposed Reorganization, shareholders of Investor Class of VIP Value Leaders Portfolio would receive Investor Class shares of VIP Value Portfolio.

The Agreement provides for the transfer of all of the assets of VIP Value Leaders Portfolio in exchange for corresponding shares of VIP Value Portfolio equal in value to the net assets of VIP Value Leaders Portfolio and the assumption by VIP Value Portfolio of all of the liabilities of VIP Value Leaders Portfolio. After the exchange, VIP Value Leaders Portfolio will distribute the VIP Value Portfolio shares to its shareholders pro rata, in liquidation of VIP Value Leaders Portfolio. As a result, shareholders of VIP Value Leaders Portfolio will become shareholders of VIP Value Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Value Leaders Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Value Leaders Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for VIP Value Portfolio, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

VVL-INV-14-01  September 30, 2014
1.918630.103